Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2024
Statements [Line Items]
Summary of Share Capital and Share Premium

	Number of shares 000s	Share capital £m	Share premium £m
At 31 December 2022	715,733	179	2,633

Issue of ordinary shares – share option schemes	1,809	–	9

Buyback of equity	(20,243)	(5)	–

At 31 December 2023	697,299	174	2,642
Issue of ordinary shares – share option schemes	955	–	7
Buyback of equity	(31,989)	(8)	–

At 31 December 2024	666,265	166	2,649